LOANS PAYABLE (Details Narrative) - CAD ($)				12 Months Ended
	Apr. 23, 2021	Dec. 04, 2020	May 19, 2020	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest rate			25.00%
CEBA [member]
IfrsStatementLineItems [Line Items]
Loan received			$ 40,000
Interest rate	5.00%		5.00%	0.00%
Loans forgivable amount	$ 20,000		$ 10,000
Maturity	three-year term		three-year term	Dec. 31, 2023
Proceeds from loan		$ 20,000
Loan forgiveness		$ 10,000
Unsecured loan received	$ 60,000